Intangible assets - Additional Information (Detail) $ in Thousands, $ in Thousands						12 Months Ended
	Sep. 26, 2019	May 15, 2018 USD ($) shares	Mar. 17, 2017 USD ($) shares	Mar. 06, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 USD ($) shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($) shares	Dec. 01, 2017 USD ($)	Dec. 01, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortisation Expense						$ 2,951		$ 2,412
Net sales						66,053		63,216
Trogarzo
Disclosure of detailed information about intangible assets [line items]
Description for purchase price	The purchase price of Trogarzo® for sales occurring in a country forming part of the European Territory is set at i) 52% of the net selling price of Trogarzo® in such country on annual net sales in such country up to, or equal to, $50,000 and ii) an amount equal to 57% of the net selling price of Trogarzo® in such country on the portion of annual net sales of Trogarzo® in the European Territory that exceeds annual net sales of Trogarzo® in the European Territory of $50,000.
Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales						244
Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial payments						40,000
Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial payments						$ 100,000
Katana
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets during the year								3,073
Business combination cash consideration transferred								1,965
Business combination shares value of consideration								$ 5
Business combination number of shares issued | shares								900					900
Business combination acquisition costs								$ 75
Business combination contingent consideration fair value								1,028
Katana Amendment Agreement
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets during the year								376	$ 500
Business combination adjustment to the purchase consideration									1,080
Subsidy or grants received									$ 1,200
Regulatory payable milestone related												$ 200
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment One
Disclosure of detailed information about intangible assets [line items]
Business combination cash consideration transferred													$ 500
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment Two
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration								580
Katana Amendment Agreement | Royalty Related License Peptides | First Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees							$ 25
Katana Amendment Agreement | Royalty Related License Peptides | After Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees							$ 100
Katana Amendment Agreement | Development Milestone Phase One Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable												50
Katana Amendment Agreement | Development Milestone Phase Two Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable												100
Katana Amendment Agreement | Development Milestone Phase Three Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable												200
Katana Amendment Agreement | Top of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage						2.50%	2.50%
Katana Amendment Agreement | Top of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage						15.00%	15.00%
Katana Amendment Agreement | Bottom of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage						1.00%	1.00%
Katana Amendment Agreement | Bottom of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage						5.00%	5.00%
Taimed Agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payment			$ 3,000
Percentage of milestone payable														5.00%
Number of shares issued | shares			906,077
Additions to intangibles										$ 3,055	$ 5,207
Acquisition costs										55	$ 207
Launch milestone payable														$ 10,000
Percentage of milestone payments														50.00%
Milestone Payments annual installment															$ 1,500
Additions to intangibles Through cash payment						$ 1,000
Additions to intangibles Through share based payment						4,000
Taimed Agreement | Milestone One
Disclosure of detailed information about intangible assets [line items]
Net sales						20,000
Launch milestone payable														$ 5,000
Taimed Agreement | Milestone One | Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales										$ 50,000
Taimed Agreement | Upon first achieving annual net sales of US$ 50,000
Disclosure of detailed information about intangible assets [line items]
Launch milestone payable														5,000
Taimed Agreement | Upon first achieving annual net sales of US$ 150,000
Disclosure of detailed information about intangible assets [line items]
Initial And Milestone Payments														10,000
Taimed Agreement | Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial milestone periodic payment instalment														20,000
Taimed Agreement | Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial And Milestone Payments														50,000
Taimed Agreement | Ordinary shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares		1,463,505
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about intangible assets [line items]
Intangible Asset Purchase Consideration				52.00%
Additional Purchase Consideration				10.00%
Aggregate Intangible Assets Consideration				$ 5,500
Initial payments					$ 5,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Launch Milestone One
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable								4,557
Milestone amount payable undiscounted						$ 5,000		$ 5,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Tranche One
Disclosure of detailed information about intangible assets [line items]
Initial payments to acquired to use intangible assets					$ 1,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Tranche Two
Disclosure of detailed information about intangible assets [line items]
Initial payments to acquired to use intangible assets		$ 4,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Ordinary shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares		1,463,505
Taimed Agreement | Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Agreement Term				12 years
Launch milestone payable														$ 5,000
License Agreement Transfer Plus L P | Katana | Milestone Phase One Clinical Study
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration												2,000
License Agreement Transfer Plus L P | Katana | Milestone Phase Two Live Demonstration
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration												$ 2,300